Segment Reporting (Details) In Thousands, unless otherwise specified	12 Months Ended																	12 Months Ended
	Dec. 31, 2011 USD ($) segment	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY segment	Dec. 31, 2009 CNY segment	Dec. 31, 2011 P&C USD ($)	Dec. 31, 2011 P&C CNY	Dec. 31, 2010 P&C CNY	Dec. 31, 2009 P&C CNY	Dec. 31, 2011 Life USD ($)	Dec. 31, 2011 Life CNY	Dec. 31, 2010 Life CNY	Dec. 31, 2009 Life CNY	Dec. 31, 2011 Claims Adjusting USD ($)	Dec. 31, 2011 Claims Adjusting CNY	Dec. 31, 2010 Claims Adjusting CNY	Dec. 31, 2009 Claims Adjusting CNY	Dec. 31, 2010 Datong CNY	Dec. 31, 2011 Other USD ($)	Dec. 31, 2011 Other CNY	Dec. 31, 2010 Other CNY	Dec. 31, 2009 Other CNY
Segment Reporting
Number of reportable operating segments	3	3	4	4
Operations by business segment
Net revenues	$ 240,976	1,516,675	1,233,937	1,101,603	$ 164,063	1,032,594	821,259	783,220	$ 43,916	276,402	235,584	177,713	$ 32,095	202,003	177,094	140,670		$ 902	5,676
Operating costs and expenses	(359,943)	(2,265,448)	(839,412)	(756,374)	(258,420)	(1,626,472)	(389,266)	(408,643)	(39,017)	(245,571)	(194,612)	(158,804)	(38,620)	(243,072)	(156,825)	(121,753)		(23,886)	(150,333)	(98,709)	(67,174)
Income (loss) from operations	(118,967)	(748,773)	394,525	345,229	(94,357)	(593,878)	431,993	374,577	4,899	30,831	40,972	18,909	(6,525)	(41,069)	20,269	18,917		(22,984)	(144,657)	(98,709)	(67,174)
Segment assets	$ 521,298	3,280,996	3,854,456		$ 217,246	1,367,326	1,876,999		$ 31,890	200,713	175,064		$ 17,260	108,630	175,777		282,799	$ 254,902	1,604,327	1,343,817